Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Selling General And Administrative Expenses Abstract
Disclosure Of Detailed Information About Selling, General And Administrative Expenses Explanatory
	For the Year Ended December 31,
	2022	2021	2020
	$ Thousands
Payroll and related expenses (1)	46,660	41,930	11,360
Depreciation and amortization	3,259	2,623	1,023
Professional fees	15,798	16,069	8,386
Business development expenses	15,186	1,566	1,998
Expenses in respect of acquisition of CPV Group	-	752	12,227
Office maintenance	4,581	3,022	936
Other expenses	14,452	9,765	14,027
	99,936	75,727	49,957

(1) A portion of this relates to profit sharing for CPV Group employees